Annual Total Returns- Vanguard European Stock Index Fund (Institutional) [BarChart] - Institutional - Vanguard European Stock Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.47%)	21.04%	24.95%	(6.54%)	(1.83%)	(0.61%)	27.06%	(14.76%)	24.28%	6.46%